Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of segment operating
	Year ended December 31, 2017
	Merchant banking	All other	Total
Revenues from external customers	$256,412	$17,623	$274,035
Intersegment sale	1,668	204	1,872
Interest expense	4,931	—	4,931
Loss before income taxes	(28,254)	(10,153)	(38,407)
	Year ended December 31, 2016
	Merchant banking	All other	Total
Revenues from external customers	$1,095,896	$35,761	$1,131,657
Intersegment sale	1,975	360	2,335
Interest expense	15,751	—	15,751
Loss before income taxes	(13,785)	(2,921)	(16,706)
	Year ended December 31, 2015
	Merchant banking	All other	Total
Revenues from external customers	$1,593,879	$35,221	$1,629,100
Intersegment sale	1,705	175	1,880
Interest expense	17,631	11	17,642
Loss before income taxes	(290,342)	(453)	(290,795)
	As at December 31, 2017
	Merchant banking	All other	Total
Segment assets	$343,649	$53,298	$396,947
	As at December 31, 2016
	Merchant banking	All other	Total
Segment assets (recast)	$589,017	$61,321	$650,338
	As at December 31, 2017
	Merchant banking	All other	Total
Segment liabilities	$106,713	$10,285	$116,998
	As at December 31, 2016
	Merchant banking	All other	Total
Segment liabilities (recast)	$306,206	$14,702	$320,908

Schedule of geographic information
Years ended December 31:	2017	2016	2015
Cayman Islands (country of domicile since July 2017)	$—	$—	$—
Canada (country of domicile until July 2017)	19,595	28,328	77,199
Germany (country generating the largest revenues)	122,643	280,552	473,835
Africa	4,283	32,519	26,376
Americas	22,446	256,598	309,217
Asia	14,894	113,821	176,766
Europe	90,174	419,839	564,669
Other	—	—	1,038
	$274,035	$1,131,657	$1,629,100

As at December 31:	2017	2016
Canada (country having the largest non-current assets)	$144,452	$138,281
Africa	32,258	31,710
Americas	—	876
Asia	889	6,957
Europe	52,501	49,464
	$230,100	$227,288